Income Taxes - Schedule of Net Pre-Tax Book Income and/or Loss from Continuing and Discontinued Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Net Pre-Tax Book Income and/or Loss from Continuing and Discontinued Operations [Abstract]
United States	$ (41,746)	$ (18,650)
Foreign
Total	$ (41,746)	$ (18,650)